Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 8 -Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	September 30,	Active Markets	Observable Inputs	Unobservable Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$9,167,017	$9,076,719	$-	$-
	$9,167,017	$9,076,719	$-	$-
Liabilities:
Warrant Liability- public	$309,780	$309,780	$-	$-
Warrant Liability- private	186,530	-	-	186,530
Total Warrant Liability	$496,310	$309,780	$-	$186,530

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$19,429,439	$19,429,439	$-	$-
	$19,429,439	$19,429,439	$-	$-
Liabilities:
Warrant Liability- public	$413,040	$413,040	$-	$-
Warrant Liability- private	248,707	-	-	248,707
Total Warrant Liability	$661,747	$413,040	$-	$248,707

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the period from February 3, 2021 (inception) through December 31, 2022, the public warrants began trading separately on July 19, 2021 and thus were transferred from Level 3 to Level 1.

Level 1 assets include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The Company’s Warrant liability was valued at $496,310 and $661,747 as of September 30, 2023 and December 31, 2022, respectively. Under the guidance in ASC 815-40 the Warrants do not meet the criteria for equity treatment. As such, the Warrants must be recorded on the balance sheets at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s unaudited condensed consolidated statements of operations.

The Company’s Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the public Warrant liability is classified within Level 1 of the fair value hierarchy, as the public warrants are actively traded. The fair value of the private Warrant liability is classified within Level 3 of the fair value hierarchy.

		Private
	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at December 31, 2022	$413,040	$248,707	$661,747
Change in Fair Value	206,520	124,353	330,873
Warrant liabilities at March 31, 2023	619,560	373,060	992,620
Change in Fair Value	(206,520)	(124,353)	(330,873)
Warrant liabilities at June 30, 2023	$413,040	$248,707	$661,747
Change in Fair Value	(103,260)	(62,177)	(165,437)
Warrant liabilities at September 30, 2023	$309,780	$186,530	$496,310

		Private
	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at December 31, 2021	$4,749,960	$2,348,406	$7,098,366
Change in Fair Value	(3,304,320)	(1,550,042)	(4,854,362)
Warrant liabilities at March 31, 2022	1,445,640	798,364	2,244,004
Issuance of Private warrants	-	232,335	232,335
Change in Fair Value	(413,040)	(222,399)	(635,439)
Warrant liabilities at June 30, 2022	$1,032,600	$808,300	$1,840,900
Change in Fair Value	(103,260)	(205,184)	(308,445)
Warrant liabilities at September 30, 2022	$929,340	$603,117	$1,532,455

The Company utilized a binomial Monte-Carlo simulation to estimate the fair value of the public warrants at each reporting period for its warrants that are not actively traded. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a modified Black-Scholes model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The key inputs into the modified Black-Scholes model were as follows:

	September 30, 2023	December 31, 2022
Risk-free interest rate	4.50%	3.91%
Expected term (years)	5.09	5.42
Expected volatility	8.1%	5.30%
Stock price	$11.02	$10.54
Strike price	$11.50	$11.50
Dividend yield	0%	0%
Probability of business combination	1.50%	3.00%

Note 7 —Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021, and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$19,429,439	$19,429,439	$—	$—
	$19,429,439	$19,429,439	$—	$—
Liabilities:
Warrant Liability- public	$413,040	$413,040	$—	$—
Warrant Liability- private	$248,707	$—	$—	$248,707
Total Warrant Liability	$661,747	$413,040	$—	$248,707

		Quoted Prices In	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Money Market held in Trust Account	$104,295,948	$104,295,948	$—	$—
	$104,295,948	$104,295,948	$—	$—
Liabilities:
Warrant Liability- public	$4,749,960	$4,749,960	$—	$—
Warrant Liability- private	2,348,406	—	—	2,348,406
Total Warrant Liability	$7,098,366	$4,749,960	$—	$2,348,406

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. During the period from February 3, 2021 (inception) through December 31, 2021, the public warrants began trading separately on July 19, 2021 and thus were transferred from Level 3 to Level 1.

Level 1 assets include investments in money market funds and U.S. Treasury securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

At December 31, 2022 and 2021, the Company’s Warrant liability was valued at $661,747 and $7,098,366, respectively. Under the guidance in ASC 815-40 the Warrants do not meet the criteria for equity treatment. As such, the Warrants must be recorded on the consolidated balance sheets at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations.

The Company’s Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value. The fair value of the public Warrant liability is classified within Level 1 of the fair value hierarchy, as the public warrants are actively traded. The fair value of the private Warrant liability is classified within Level 3 of the fair value hierarchy.

	Public Warrants	Warrants	Warrant
	Level 1	Level 3	Liabilities
Warrant liabilities at February 3, 2021 (inception)	$—	$—	$—
Issuance of public and private placement warrants in connection with IPO	8,900,000	4,177,894	13,077,894
Issuance of public and private placement warrants in connection with partial exercise of overallotment	290,140	89,390	379,530
Change in Fair Value	(4,440,180)	(1,918,878)	(6,359,058)
Warrant liabilities at December 31, 2021	$4,749,960	$2,348,406	$7,098,366
Issuance of Private warrants as part on June 2, 2022	—	232,335	232,335
Change in Fair Value	(4,336,920)	(2,332,034)	(6,668,954)
Warrant liabilities at December 31, 2022	$413,040	$248,707	$661,747

The Company utilized a binomial Monte-Carlo simulation to estimate the fair value of the public warrants at each reporting period for its warrants that are not actively traded. Inherent in a Monte Carlo simulation are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a modified Black-Scholes model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the Warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The key inputs into the modified Black-Scholes model were as follows:

	June 2,	December 31,	December 31,
	2022	2022	2021
Risk-free interest rate	2.89%	3.91%	1.29%
Expected term (years)	5.50	5.42	5.42
Expected volatility	3.8%	5.3%	11.0%
Stock price	$10.08	10.54	$9.98
Strike price	$11.50	11.50	$11.50
Dividend yield	0%	0%	0%
Probability of business combination	30%	3.0%	70%